Note 11 - Stock and Employee Benefit Plans - Stock Options Activity 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Granted, balance (in shares)	46,677	38,498
Executive Officers and Management [Member]
Outstanding, balance (in shares)	3,750
Outstanding, exercise price (in dollars per share)	$ 372
Outstanding, balance (in shares)	3,750	3,750
Outstanding, exercise price (in dollars per share)	$ 372	$ 372
Outstanding, contractual life (Year)	5 years 8 months 1 day
Vested or expected to vest, balance (in shares)	3,750
Vested or expected to vest, exercise price (in dollars per share)	$ 372
Vested or expected to vest, contractual life (Year)	5 years 8 months 1 day
Exercisable, balance (in shares)	3,750
Exercisable, exercise price (in dollars per share)	$ 372
Exercisable, contractual life (Year)	5 years 8 months 1 day
Exercisable, intrinsic value
Employee Director And Consultant Equity Incentive Plan2020 [Member]
Outstanding, balance (in shares)	165,849
Outstanding, exercise price (in dollars per share)	$ 256.93
Outstanding, intrinsic value
Granted, balance (in shares)	46,677
Granted, exercise price (in dollars per share)	$ 97.34
Granted, intrinsic value
Canceled, balance (in shares)	34,345
Canceled, exercise price (in dollars per share)	$ 208.95
Canceled, intrinsic value
Outstanding, balance (in shares)	178,181	165,849
Outstanding, exercise price (in dollars per share)	$ 224.37	$ 256.93
Outstanding, contractual life (Year)	5 years 10 months 24 days
Outstanding, intrinsic value
Vested or expected to vest, balance (in shares)	178,181
Vested or expected to vest, exercise price (in dollars per share)	$ 224.37
Vested or expected to vest, contractual life (Year)	5 years 10 months 24 days
Vested or expected to vest, intrinsic value
Exercisable, balance (in shares)	126,179
Exercisable, exercise price (in dollars per share)	$ 257.26
Exercisable, contractual life (Year)	4 years 9 months
Exercisable, intrinsic value